Oppenheimer Absolute Return Fund   Oppenheimer Limited Term California
                                   Municipal Fund
Oppenheimer Baring China Fund      Oppenheimer Main Street Opportunity Fund
Oppenheimer Baring Japan Fund      Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal   Oppenheimer MidCap Fund
Fund
Oppenheimer Commodity Strategy     Oppenheimer Portfolio Series
Total
  Return Fund                      Oppenheimer Quest Balanced Fund
Oppenheimer Convertible            Oppenheimer Quest International Value
Securities Fund                    Fund, Inc.
Oppenheimer Core Bond Fund         Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund   Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund   Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Equity Fund, Inc.      Oppenheimer Rochester Arizona Municipal
                                   Fund
Oppenheimer Equity Income Fund,    Oppenheimer Rochester Maryland Municipal
Inc                                Fund
Oppenheimer Global Value Fund      Oppenheimer Rochester Massachusetts
                                   Municipal Fund
Oppenheimer Gold & Special         Oppenheimer Rochester Michigan Municipal
Minerals Fund                      Fund
Oppenheimer International          Oppenheimer Rochester Minnesota Municipal
Diversified Fund                   Fund
Oppenheimer International Growth   Oppenheimer Rochester North Carolina
Fund                               Municipal Fund
Oppenheimer International Value    Oppenheimer Rochester Ohio Municipal Fund
Fund
Oppenheimer Transition 2010 Fund   Oppenheimer Rochester Virginia Municipal
                                   Fund
Oppenheimer Transition 2015 Fund   Oppenheimer Select Value Fund
Oppenheimer Transition 2020 Fund   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Transition 2030 Fund   Oppenheimer Value Fund

                Prospectus Supplement dated December 28, 2007

This supplement amends the Prospectus of each of the above referenced funds
(each a "Fund") and is in addition to any other supplement(s). Effective
January 1, 2008, the Prospectus of each Fund is amended as follows:

1.    The section titled "What is the Minimum Amount You Must Invest?" is amended by adding the following bullet point to the end of that section:

o     The minimum purchase amounts listed do not apply to omnibus accounts.

2.    The first paragraph of the section titled "Can you Reduce Class A Sales
   Charges - Rights of Accumulation" is deleted in its entirety and replaced by the following:

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class B or, Class C shares of the Fund or other
       Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share
       purchase. Your Class A shares of Oppenheimer Money Market Fund,
       Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs, 403(b) plans and advisor sold Section
       529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares
       purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K Plans for the benefit of a sole
       proprietor). If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of
       Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your
       eligibility for the Right of Accumulation at the time of your purchase.

3.    The section titled "Can you Reduce Class A Sales Charges - Rights of
   Accumulation" is amended by adding the following paragraph to the end of that section:

      Beginning on January 1, 2008, investors may also count Class A,
      Class B, Class C, Class G and Class H unit purchases in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor, to determine which Class A sales charge will apply to a current Class A share purchase. You must notify the Distributor or your current
      intermediary of any qualifying 529 plan holdings.

4.    The section titled "Can you Reduce Class A Sales Charges - Letters of
   Intent" is amended to reflect that purchases made before the date of submitting a Letter of Intent will not be counted towards satisfying the purchases specified in the Letter. The Letter of Intent period will begin on the date of the first purchase following the submission of the Letter and will run for 13 months.

5.    The section titled "Can you Reduce Class A Sales Charges - Letter of
   Intent" is amended by adding the following paragraph to the end of that section:

      Beginning on January 1, 2008, investors may also count Class A,
      Class B, Class C, Class G and Class H unit purchases in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor, in
      determining the share purchases that qualify for a Letter of
      Intent. You must notify the Distributor or your current
      intermediary of any qualifying 529 plan holdings.

6.    The section titled "Reinvestment Privilege" is amended by adding the following sentence to the end of that section:

      This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.

December 28, 2007                                          PS0000.036

Limited Term New York Municipal Fund    Oppenheimer Limited Term California
                                        Municipal Fund
Oppenheimer Absolute Return Fund        Oppenheimer Main Street Opportunity
                                        Fund
Oppenheimer AMT-Free Municipals         Oppenheimer Main Street Small Cap Fund
Oppenheimer Baring China Fund           Oppenheimer MidCap Fund
Oppenheimer Baring Japan Fund           Oppenheimer Portfolio Series
Oppenheimer California Municipal Fund   Oppenheimer Quest Balanced Fund
Oppenheimer Commodity Strategy Total    Oppenheimer Quest International Value
Return Fund                             Fund, Inc.
Oppenheimer Convertible Securities Fund Oppenheimer Quest Opportunity Value
                                        Fund
Oppenheimer Core Bond Fund              Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund        Oppenheimer Rising Dividends Fund,
                                        Inc.
Oppenheimer Emerging Growth Fund        Oppenheimer Rochester Arizona
                                        Municipal Fund
Oppenheimer Equity Fund, Inc.           Oppenheimer Rochester Maryland
                                        Municipal Fund
Oppenheimer Equity Income Fund, Inc     Oppenheimer Rochester Massachusetts
                                        Municipal Fund
Oppenheimer Global Value Fund           Oppenheimer Rochester Michigan
                                        Municipal Fund
Oppenheimer Gold & Special Minerals     Oppenheimer Rochester Minnesota
Fund                                    Municipal Fund
Oppenheimer International Diversified   Oppenheimer Rochester North Carolina
Fund                                    Municipal Fund
Oppenheimer International Growth Fund   Oppenheimer Rochester Ohio Municipal
                                        Fund
Oppenheimer International Value Fund    Oppenheimer Rochester Virginia
                                        Municipal Fund
Oppenheimer Transition 2010 Fund        Oppenheimer Select Value Fund
Oppenheimer Transition 2015 Fund        Oppenheimer Small- & Mid- Cap Value
                                        Fund
Oppenheimer Transition 2020 Fund        Oppenheimer Value Fund
Oppenheimer Transition 2030 Fund        Rochester Fund Municipals

           Statement of Additional Information Supplement dated December 28, 2007

This supplement amends the Statement of Additional Information of each of the above referenced funds (each a "Fund") and is in addition to any other supplement(s). Effective
January 1, 2008, the Statement of Additional Information of each Fund is amended as follows:

1.    The section titled "Letters of Intent" is deleted in its entirety and replaced by the following:

   Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase
   Class A, Class B or Class C shares of the Fund or other Oppenheimer funds. A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class C shares of the Fund or other
   Oppenheimer funds during a 13-month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter.
   The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow"
   below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period.
      To determine whether an investor has fulfilled the terms of a Letter, the Transfer
   Agent will count purchases of "qualified shares" of Class A, Class B and Class C during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other
   Oppenheimer funds, purchases of Class A shares with redemption proceeds under the
   Reinvestment Privilege (described below), and purchases of Class A shares of
   Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for satisfying the terms of a Letter. In addition, the investor will be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.
      Beginning on January 1, 2008, investors may also count Class A, Class B, Class C,
   Class G and Class H  unit purchases in advisor sold Section 529 plans, for which the
   Manager or the Distributor serves as the Program Manager or Program Distributor, to your share purchases that qualify for a Letter of Intent. You must notify the
   Distributor or your current intermediary of any qualifying 529 plan holdings.
      If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that apply to the actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid may be adjusted to the lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.
      By establishing a Letter, the investor agrees to be bound by the terms of the
   Prospectus, this Statement of Additional Information and the application used for a
   Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a
   Letter, however defined benefit plans and Single K sole proprietor plans may do so.

|X|   Terms of Escrow That Apply to Letters of Intent.
      1. Out of the initial purchase, or out of subsequent purchases if necessary, the
   Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is
   $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.
      2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer
   Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s)
   with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the
   Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.
      3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "How to Exchange
   Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.
      4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period the
   Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.
      5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.
      6. By signing the Letter, the investor irrevocably constitutes and appoints the
   Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

2.    The fifth bullet point in the section titled "Fund Account Fees" is deleted in its entirety and replaced by the following:
o     Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts.

December 28, 2007                                                   PX0000.025